Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Trade payables	$ 32,428	$ 17,358
Other payables	12,356	10,012
Total trade and other payables	$ 44,784	$ 27,370